Financial instruments - Fair value and risk management	12 Months Ended
Dec. 31, 2024
Financial instruments - Fair value and risk management [Abstract]
Financial instruments - Fair value and risk management
14.	Financial instruments - Fair value and risk management
Accounting classification
The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$ 970,414,857		$970,414,857
Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)
Financial liabilities not measured at fair value
Secured bank loans	—	(11,143,359,504)	—	(11,143,359,504)
Unsecured bank loans	—	(30,840,922)	—	(30,840,922)

	As of December 31, 2023
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total
Financial assets measured at fair value
Interest rate swaps (Level 2)	$116,923,727	$—	$—	$ 116,923,727
Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)	—	146,369,734	—	146,369,734
Financial liabilities not measured at fair value
Secured bank loans	—	(6,614,983,870)	—	(6,614,983,870)
Unsecured bank loans	—	(67,688,944)	—	(67,688,944)

Measurement of fair values
i.	Valuation techniques and significant unobservable inputs
The following table shows the valuation technique used in measuring Level 2 fair value of financial instruments in the statements of financial position.
Financial instruments measured at fair value

Type	Valuation technique
Interest rate swaps
FV is determined using market participant assumptions to measure these derivatives. Market participants’ assumptions include the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

ii.	Transfers between levels
There were no transfers between Level 1 and 2 during the current or prior year. There were no transfers to Level 3 during the current or prior year.
Financial risk managements
The Group has exposure to the following risks arising from financial instruments:
-	Liquidity risk
-	Market risk
i.	Risk management framework
Management of the Group has overall responsibility for the establishment and oversight of the Group’s risk management framework. Management is responsible for developing and monitoring the Group’s risk management policies and reports regularly to the board of directors on its activities.
The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group´s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group´s reputation.
The Group uses the activity-based costing to cost its products and services, which assists in monitoring cash flow requirements and optimizing its cash return on investment.
The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities (other than trade payables) over the next 60 days.
The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.
Exposure to liquidity risk
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2024	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total
Derivative financial liabilities
Warrants liability	$75,827,403	$—	$—	$75,827,403	$—	$75,827,403
Total derivative financial liabilities	$75,827,403	$—	$—	$75,827,403	$—	$75,827,403
Non-derivative financial liabilities
Secured bank loans	$11,143,359,504	$31,908,396	$3,479,193,050	$1,763,646,102	$6,153,090,000	$11,427,837,548
Unsecured bank loans	30,840,922	146,861	30,694,061		—	30,840,922
Lease liabilities	206,714,326	—	46,051,658	160,662,668	—	206,714,326
Trade payables	629,580,986	125,182,892	504,398,094	—	—	629,580,986
Total non-derivative financial liabilities	$12,010,495,738	$157,238,149	$4,060,336,863	$1,924,308,770	$6,153,090,000	$12,294,973,782

	Contractual cash flows
As of December 31, 2023	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total
Derivative financial assets
Derivatives (Interest rate swaps)	$116,923,727	$—	$116,923,727	$—	$—	$116,923,727
Total derivative financial assets	$116,923,727	$—	$116,923,727	$—	$—	$116,923,727
Non-derivative financial liabilities
Secured bank loans	$6,614,983,870	$55,152,714	$1,929,131,811	$1,672,675,370	$3,034,253,383	$6,691,213,278
Unsecured bank loans	67,688,944	854,763	64,832,664	2,001,517	—	67,688,944
Lease liabilities	207,961,533	—	30,006,807	177,954,726	—	207,961,533
Trade payables	399,163,422	87,022,467	312,140,955	—	—	399,163,422
Total non-derivative financial liabilities	$7,289,797,769	$143,029,944	$2,336,112,237	$1,852,631,613	$3,034,253,383	$7,366,027,177

As disclosed in Note 10, the Group has secured bank loans that contain certain covenants. A breach of covenant may require the Group to repay the loan earlier than indicated in the above table.
The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rate change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the contingency change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.
For further information regarding our liquidty risk, please see note 2 (c).
Market risk
Market risk is the risk that changes in market prices - e.g. foreign exchange rates, interest rates and equity prices - will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk managements is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
The Group uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee.
Derivatives
The Group holds interest rate swaps for risk management purposes. The interest rate swaps have floating legs that are indexed to SOFR. The Group’s derivative instruments are governed by contracts based on the International Swaps and Derivatives Association (ISDA)’s master agreements.
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of Group companies. The functional currency of the Group companies is MXN. The currencies in which these transactions are primarily USD.
Exposure to currency risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as shown in the next page.

	Dollars As of December 31,
	2024	2023
Assets:
Cash and cash equivalents and restricted cash	$34,084,570	$7,232,698
Trade receivables	2,455,301	419,351
Related parties	—	6,835,274
Other receivables	26,932	1,512,021
Prepayments	18,507	168,229

Liabilities:
Current installments of long-term debt	(152,279,649)	(16,665,975)
Long-term debt	(381,206,888)	(354,024,085)
Trade accounts payable	(9,216,743)	(6,118,017)
Related parties	(8,967,127)	(709,429)
Other liabilities	(4,571,105)	(4,473,499)
Net position	$(519,656,202)	$(365,823,432)

The exchange rates of MXN/USD as of the date of the Consolidated and Combined Financial Statements and their issuance date are as follows:

	As of December 31,		As of May 15,
	2024	2023	2025
One U. S. dollar	$20.5103	$16.8935	$19.4373

Sensitivity analysis
The strengthening or weakening of the U.S. dollar, with respect to the Mexican peso as of December 31, 2024 and 2023, would have affected the gains or losses capitalized in construction in progress for the amounts shown below. This analysis is based on changes in the exchange rate that the Group considered reasonably possible at the end of the reporting period. This analysis assumes that the rest of the variables remain constant.
The analysis is performed on the same basis for 2024 and 2023, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening
December 31, 2024 USD (5% movement)	$(547,098,446)	$547,098,446	$14,183,216	$(14,183,216)
December 31, 2023 USD (5% movement)	$(313,112,626)	$313,112,626	$4,110,719	$(4,119,719)

Interest rate risks
The Group adopts a policy of ensuring that 70% of its interest rate risk exposure with Banco Sabadell, S. A. Institución de Banca Multiple and Caixabank, S. A. Institución de Banca Multiple is at fixed rate. This is achieved partly by entering into interest rate swaps. The Group applies a hedge ratio of 1:1.
Exposure to interest rate risk
The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	As of December 31, 2024
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	—	$(19,726,835)	$(19,726,835)
Interest rate swap - Caixabank	Level 2	—	(23,621,645)	(23,621,645)
Total			$(43,348,480)	$(43,348,480)

	As of December 31, 2024
	FV hierarchy	Carrying amount	Effects recognized in P&L
Financial liabilities measured at fair value
Warrants liability	Level 2	$(51,946,426)	$(51,946,426)
Total		$(51,946,426)	$(51,946,426)

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)
Total			$116,923,727	$(75,868,263)

Fair value sensitivity analysis for fixed-rate instruments
The Group does not account for any fixed-rate financial assets or financial liabilities, at FVPL, and the Group does not designate derivatives (interest rate swaps) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.
Interest rate sensitivity
The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

	Increase/decrease in %	Effect on combined income before income taxes
As of December 31, 2024
US dollar	1%	$331,257
US dollar	(1)%	(331,257)

As of December 31, 2023
US dollar	1%	$601,345
US dollar	(1)%	(601,345)

Master netting or similar agreements
The Group enters into derivative transactions under ISDA master agreements. The ISDA agreement do not meet the criteria for offsetting in the combined statement of financial position. This is because the Group does not have any currently legally enforceable right to offset recognized amounts.